Equity - Appropriations of Earnings and Dividends Per Share (Detail) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2016 TWD ($) $ / shares	Dec. 31, 2015 TWD ($) $ / shares	Dec. 31, 2017 USD ($)
Cash dividends to shareholders | $ / shares	$ 8	$ 7	$ 6
Special capital reserve	$ 241,722.7	$ 208,298.0		$ 8,155.3
Total	(181,512.7)	(155,582.3)	$ (116,683.5)
Appropriation of earnings [member]
Legal capital reserve	34,311.2	33,424.7	30,657.4
Special capital reserve	26,907.5
Cash dividends to shareholders	207,443.0	181,512.7	155,582.3
Total	$ 268,661.7	$ 214,937.4	$ 186,239.7